Pioneer Investments
                                60 State Street
                                Boston, MA 02109



September 30, 2009



U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  Pioneer Ibbotson Asset Allocation Series (the "Trust")
     Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File Nos. 333-114788; 811-21569)

Ladies and Gentlemen:

     Attached for filing on behalf of the Trust is Post-Effective Amendment No. 10 under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 12 under the Investment Company Act of 1940, as amended
(the "Amendment").

     The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to reflect the enhanced disclosure and new prospectus delivery option for registered open-end investment companies as set forth in Form N-1A, as amended. The Amendment is to be effective on December 1, 2009.

     Please contact the undersigned at 617-951-8458 or Toby R. Serkin at 617-951-8760 with any questions or comments relating to the filing.

Very truly yours,



/s/Jeremy B. Kantrowitz
----------------
   Jeremy B. Kantrowitz


cc: Christopher J. Kelley
    Toby R. Serkin